Annual Total Returns (dei_DocumentInformationDocumentAxis, Class A)	0 Months Ended
Nov. 28, 2011
(Oppenheimer New Jersey Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2001	3.98%
Annual Return 2002	9.44%
Annual Return 2003	7.21%
Annual Return 2004	8.53%
Annual Return 2005	10.10%
Annual Return 2006	7.76%
Annual Return 2007	(4.73%)
Annual Return 2008	(34.20%)
Annual Return 2009	49.92%
Annual Return 2010	3.72%
(Oppenheimer Pennsylvania Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2001	6.51%
Annual Return 2002	10.95%
Annual Return 2003	9.81%
Annual Return 2004	7.06%
Annual Return 2005	8.97%
Annual Return 2006	7.60%
Annual Return 2007	(2.33%)
Annual Return 2008	(33.95%)
Annual Return 2009	48.44%
Annual Return 2010	4.79%
(Oppenheimer Rochester National Municipals Fund) | Class A
Bar Chart Table:
Annual Return 2001	5.23%
Annual Return 2002	5.78%
Annual Return 2003	14.93%
Annual Return 2004	10.56%
Annual Return 2005	9.96%
Annual Return 2006	10.56%
Annual Return 2007	(10.33%)
Annual Return 2008	(48.90%)
Annual Return 2009	51.35%
Annual Return 2010	1.76%